Fair Value Measurements (Details 1) (USD $)	12 Months Ended		6 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Warrant liability [Member]
Reconciliation of warrant liability measured at fair value
Beginning Balance	$ 8,171,518	$ 635,276	$ 13,087,000
Issuance of additional warrants	4,994,307	7,071,010	10,399,000
Exercise of warrants	(4,841,519)
Change in fair value of derivative liability	4,762,694	465,232	(2,647,000)
Ending Balance	$ 13,087,000	$ 8,171,518	$ 20,839,000